Document Information	12 Months Ended
Dec. 31, 2023
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001037676
Registrant Name	ARCH RESOURCES, INC.
Period End Date	Dec. 31, 2023
Reporting Currency	USD